Earnings (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

A reconciliation of the Company’s basic and diluted earnings (loss) per common share is as follows (in millions, except earnings (loss) per share):

	Three Months Ended March 31,
(In millions, except per share data)	2015	2014
Net income (loss) to common shareholders	$45.1	$(4.3)
Basic weighted average shares outstanding	229.8	229.1
Diluted weighted average shares outstanding	237.0	229.1
Earnings per Common Share:
Basic net income (loss) per share	$0.20	$(0.02)
Diluted net income (loss) per share	$0.19	$(0.02)

A reconciliation of the Company’s basic and diluted earnings per common share is as follows (in millions, except earnings per share):

	Successor
	Year Ended December 31,		Period from August 24, 2012 through December 31, 2012
(In millions, except per share data)	2014	2013	2012
Net income (loss) attributable to Axalta	$27.4	$(224.9)	$(29.0)
Pre-Acquisition net loss attributable to Axalta	—	(3.9)	(29.0)

Net income (loss) to common shareholders(1)	$27.4	$(221.0)	$—
Basic and diluted weighted average shares outstanding(1)	229.3	228.3	—
Diluted weighted average shares outstanding	230.3	228.3	—
Earnings per Common Share:
Basic net income (loss) per share	$0.12	$(0.97)	$—
Diluted net income (loss) per share	$0.12	$(0.97)	$—

(1)	As of February 1, 2013, the date of the Acquisition, the Company received the initial Equity Contribution of $1,350.0 million. Accordingly, the net loss to common shareholders and the weighted average shares outstanding calculation is based on the period from February 1, 2013 to December 31, 2013.